                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             GEM Capital Management, Inc.
Address:          70 East 55th Street - 12th Floor
                  New York, New York 10022

13F File Number:     28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gerald B. Unterman
Title:   President
Phone:   (212) 753-0700
Signature, Place, and Date of Signing:

Gerald B. Unterman            New York, New York                August 10, 1999

Report Type   (Check only one):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

                                 Report Summary

Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:              $416,713

List of Other Included Managers:                     None

                           FORM 13F INFORMATION TABLE


NAME OF        TITLE OF       CUSIP         VALUE          SHARES/        SH/PRN        PUT/           INVSTMT        OTHER
ISSUER         CLASS                        (x$1000)       PRN AMT                       CALL          DSCRETN        MANAGERS
------------------------------------------------------------------------------------------------------------------------------
Adelphia       PFD CV         006848402     8,746          43,510         SH                           SOLE
Comm.          SER D
Corp.

Advantica      COM            00758B109     1,524          442,897        SH                           SOLE
Rest. Group

AT&T           COM LIB        001952708     20,455         558,430        SH                           SOLE
Corp.          GRP B

Autom.         TRACES         05300A202     4,550          252,753        SH                           SOLE
Com. Exch

BEA            SB NT CV       073325AAO     17,957         15,250,000     PRN                          SOLE
Systems Inc.   144 A05

Calif. Fed     Cont. Litig.   130209604     232            103,089                                     SOLE
Bank FSB       REC

Cell           COM            15114R101     625            54,054         SH                           SOLE
Pathways
Inc.

Cendant        COM            151313013     1,943          94,800         SH                           SOLE
Corp.

Centocor       SB DB CV       152342AD3     3,091          3,309,000      PRN                          SOLE
Inc.           4.75% 05

Clear          COM            184502102     4,880          70,779         SH                           SOLE
Channel
Commun.

Costco         SB CV          22160QAA      75             80,000         PRN                          SOLE
Companies      144A 17        O

Costco         SB NT CV       22160QAC6     12,553         13,300,000     PRN                          SOLE
Companies      17






NAME OF        VOTING         VOTING        VOTING
ISSUER         AUTHORITY      AUTHORITY     AUTHORITY

                SOLE          SHARED        NONE
-----------------------------------------------------
Adelphia       43,510         0             0
Comm.
Corp.

Advantica      442,897        0             0
Rest. Group

AT&T           558,430        0             0
Corp.

Autom.         252,753        0             0
Com. Exch

BEA                           0             0
Systems Inc.

Calif. Fed                    0             0
Bank FSB

Cell           54,054         0             0
Pathways
Inc.

Cendant        94,800         0             0
Corp.

Centocor                      0             0
Inc.

Clear          70,779         0             0
Channel
Commun.

Costco         80,000         0             0
Companies

Costco                        0             0
Companies

Citigroup      COM            172967101     713            15,000         SH                           SOLE
Inc.

Comverse       SB NT CV       205862AF2     7,520          4,035,000      PRN                          SOLE
Technology     144A 04
Inc.

Dime           COM            25429Q102     1,629          80,928         SH                           SOLE
Bancorp Inc.

EMC Corp.      COM            268648102     1,451          26,388         SH                           SOLE

EMC Corp.      SB NT CV       268648AC6     16,610         3,409,000      PRN                          SOLE
               144A02

EMC Corp.      SB NT CV       268648AD4     21,926         4,500,000      PRN                          SOLE
               ACRD02

Empresas       SB DB CV       292448AC1     7,117          10,112,000     PRN                          SOLE
ICA            5%04
Sociedad

France         DEP BD CV      35177QAB1     3,597          3,923,000      PRN                          SOLE
Telecom        144A 04

Genzyme        SB NT CV       372917AE4     18,230         13,115,000     PRN                          SOLE
Corp.          144A 05

Golden         COM            381197102     11,149         495,504        SH                           SOLE
State
Bancorp

Golden         WT EX          381197136     762            580,482                                     SOLE
State          0000
Bancorp

Home Depot     SB NT CV       437076AE2     5,028          1,803,000      PRN                          SOLE
               3.25% 01

Interpublic    SB NT CV       460690AD2     9,600          8,000,000      PRN                          SOLE
Group          144A

Kmart Corp.    COM            482584109     329            20,000         SH                           SOLE

Kmart Corp.    PFD TR CV      498778208     23,391         399,853        SH                           SOLE
               7.75%

Citigroup      15,000         0             0
Inc.

Comverse                      0             0
Technology
Inc.

Dime           80,928         0             0
Bancorp Inc.

EMC Corp.      26,388         0             0

EMC Corp.                     0             0


EMC Corp.                     0             0

Empresas                      0             0
ICA
Sociedad

France                        0             0
Telecom

Genzyme                       0             0
Corp.

Golden         495,504        0             0
State
Bancorp

Golden                        0             0
State
Bancorp

Home Depot                    0             0


Interpublic                   0             0
Group

Kmart Corp.    20,000         0             0

Kmart Corp.    399,853        0             0

LSI Logic      SUB NT CV      502161AB8     2,022          1,250,000      PRN                          SOLE
Corp.          144A 04

Littlefuse     COM            537008104     1,103          59,000         SH                           SOLE
Inc.

Loral Space    PRD CV 6%      G56462149     17,591         349,161        SH                           SOLE

MCI            COM            55268B106     12,018         139,740        SH                           SOLE
Worldcom
Inc.

Mediaone       PFD CV.        5844OJ203     40,775         450,554        SH                           SOLE
Group Inc.     SER D

Metamor        SB NT CV       59133PAA8     8,164          10,188,000     PRN                          SOLE
Worldwide      2.94%
Inc.

National       CAP UTS        632525309     19,925         655,874        SH                           SOLE
Australia      EXCH LB
Bank Ltd.

Nextel         CLA            65332V103     6,160          122,734        SH                           SOLE
Communicat
ions

Occidental     PFD CV $3      674599790     10,916         188,407        SH                           SOLE
Pete

Omnicom        SB DB CV       681919ACO     5,060          2,000,000      PRN                          SOLE
Group Inc.     144A 07

PMI Group      COM            69344M101     194            3,096          SH                           SOLE
Inc.

Pogo Trust I   QUIPS SER      73044P208     1,967          38,988         SH                           SOLE
               A

Pogo           SB NT CV       730448AC1     14,134         17,422,000     PRN                          SOLE
Producting     144A
Corp.          5.5% 06

Qwest          COM            749121109     53             1,600          SH                           SOLE
Commn.
Inc.




LSI Logic                     0             0
Corp.

Littlefuse     59,000         0             0
Inc.

Loral Space    349,161        0             0

MCI            139,740        0             0
Worldcom
Inc.

Mediaone       450,554        0             0
Group Inc.

Metamor                       0             0
Worldwide
Inc.

National       655,874        0             0
Australia
Bank Ltd.

Nextel         122,734        0             0
Communicat
ions

Occidental     188,407        0             0
Pete

Omnicom                       0             0
Group Inc.

PMI Group      3,096          0             0
Inc.

Pogo Trust I   38,988         0             0


Pogo                          0             0
Producting
Corp.

Qwest          1,600          0             0
Commn.
Inc.

Royal          PFD CV         V7780T111     2,984          24,864         SH                           SOLE
Caribbean
Cruises

Safeguard      SB NT CV       786449ADO     1,324          1,268,000      PRN                          SOLE
Scientifics    144A 6% 06
Inc.

Safeguard      COM            786449108     16,460         265,479        SH                           SOLE
Scientifics
Inc.

Sanmina        SB DB CV       800907AA5     12,600         10,000,000     PRN                          SOLE
Corp.          144A 04

Sinclair       PFD CV         829226505     714            16,515         SH                           SOLE
Broadcast.

Telefonos      SR DB CV       879403AD5     16,590         16,068,000     PRN                          SOLE
De Mexico      4.25% 04
SA

Tower          SB NT CV       891707AE1     251            223,000        PRN                          SOLE
Automotive     5% 04

Vornado        PFD CV         929042208     1,748          34,614         SH                           SOLE
Realty Trust   SER A

Washington     Com            939322103     16,527         467,126        SH                           SOLE
Mut Inc.

Waste          SB NT CV       94106LAA7     40             752            SH                           SOLE
Manag.  Inc.   4$ 02

WinStar        COM            975515107     1,642          33,673         SH                           SOLE
Communicati
ons Inc.

World Color    SR SB NT       981443AA2     68             72,000         PRN                          SOLE
Press          CV 6% 07



Royal          24,864         0             0
Caribbean
Cruises

Safeguard                     0             0
Scientifics
Inc.

Safeguard      265,479        0             0
Scientifics
Inc.

Sanmina                       0             0
Corp.

Sinclair       16,515         0             0
Broadcast.

Telefonos                     0             0
De Mexico
SA

Tower                         0             0
Automotive

Vornado        34,614         0             0
Realty Trust

Washington     467,126        0             0
Mut Inc.

Waste          752            0             0
Manag.  Inc.

WinStar        33,673         0             0
Communicati
ons Inc.

World Color                   0             0
Press